Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of Earnings Per Share

Earnings per share are computed as follows:

	2014	2013	2012
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$1,882	$1,561	$1,433

Weighted average number of Common Shares outstanding during the year	213.6	227.9	232.4

Basic earnings per Common Share	$8.81	$6.85	$6.17

Diluted earnings per Common Share:
Net income attributable to Magna International Inc.	$1,882	$1,561	$1,433

Weighted average number of Common Shares outstanding during the year	213.6	227.9	232.4
Adjustments
Stock options and restricted stock [a]	3.0	2.9	2.8

	216.6	230.8	235.2

Diluted earnings per Common Share	$8.69	$6.76	$6.09

[a]	Diluted earnings per Common Share exclude 0.1 million [2013 – 0.1 million; 2012 – 2.3 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not “in-the-money”.